Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Schedule of cash and cash equivalents
	2017	2016
Cash and banks	319,920	338,054
Term deposits	699,117	577,522

	1,019,037	915,576